FORM N-CSR

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ  07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                December 31st

Date of reporting period:                                                      December 31, 2017

ITEM  1.   Report to Shareholders.

NORTHQUEST CAPITAL FUND, INC.

ANNUAL REPORT

DECEMBER 31, 2017

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-239-9136

Ticker: NQCFX

www.NorthQuestFund.com

This Page Was Left Blank Intentionally

NORTHQUEST CAPITAL FUND, INC.

SHAREHOLDER LETTER

DECEMBER 31, 2017 (UNAUDITED)

To the Shareholders of NorthQuest Capital Fund, Inc.:

The Fund’s total return for 2017 was 22.73%, which included a $1.23 per share distribution paid to all shareholders of the Fund on December 28, 2017. The table below compares the Fund’s performance with the S&P 500 Index Total Return with dividends reinvested.

The Fund and Other Indexes                                             2017 Performance Year-To-Date Gain

NorthQuest Capital Fund                                                                          22.73%

S&P 500 Index Total Return with dividends reinvested                          21.83%

Common Stock Securities Sold in 2017

NorthQuest sold entire positions in C.R. Bard (BCR), Hanesbrands Inc. (HBI) and PepsiCo Inc. (PEP). The Fund also trimmed positions in Starbucks Corp. (SBUX), United Technologies Corp. (UTX), and Westinghouse Air Brake Technologies Corp. (WAB). The net profits from the sales of BCR, PEP, SBUX, UTX and WAB and the net loss in the sale of HBI resulted in long-term capital gains of $267,764.

Common Stock Securities Purchased in 2017

The Fund purchased additional shares of Home Depot Inc. (HD), LKQ Corp. (LKQ), and Middleby Corp. (MIDD).  NorthQuest added five new companies to the portfolio. The new positions include Acuity Brands Inc. (AYI), Edward’s Lifesciences Corp. (EW), Intercontinental Exchange Inc. (ICE), Microchip Technology Inc. (MCHP), and S&P Global Inc. (SPGI).  See additional information about the companies in our portfolio on pages 2 and 3.

2017 Portfolio Performance

NorthQuest purchased $749,729 and sold $793,160 in common stock securities for an annual portfolio turnover rate of 21.78%. The turnover rate in 2017 was lower than last year’s rate of 30.61%. The turnover rate increases as the Fund buys and sells common stock securities. Our goal is to keep the turnover rate as low as possible, focus on the fundamentals of those companies in our portfolio, and disregard the daily emotions of the stock markets.

It was the sequence of political and economic events throughout 2017 that helped our portfolio. The events included enforcing laws to restrict immigration, reducing burdensome government regulation, and passing legislation to cut taxes for businesses and individuals. Hence, the U.S. economy started to strengthen. Rising consumer confidence, higher consumer spending, and a declining unemployment rate reflected this short-term optimism.

 If government spending can be cut significantly and perpetually on all levels, local, state and federal, then these pro-growth events in 2017 can become long-term growth generators in 2018 and beyond.

Please do not hesitate to call or write me if you have any comments or questions.  Thank you again for your trust, confidence, and investments.

Sincerely,

Peter J. Lencki                                                                                                   January 8, 2018

President

NORTHQUEST CAPITAL FUND, INC.

2017 Business Information about the Fund's Investments

DECEMBER 31, 2017 (UNAUDITED)

These comments are not recommendations to buy or sell these common stocks.

Company	Stock Symbol

Apple, Inc.	AAPL
Products & Services:

AAPL designs, manufactures and sells mobile communication, media devices, personal computers, software, and other related services and accessories. Products include the Iphone, Ipad, Mac and Apple Watch.

Acuity Brands Inc.	AYI
Products & Services:

AYI provides lighting and control systems to commercial, residential, institutional, industrial and infrastructure applications. AYI electronics are designed to cut energy costs in buildings as well as street lighting.

Cognizant Technology	CTSH
Solutions Corporation	CTSH provides consulting, software and network solutions to help businesses centralize their computer systems to improve the sharing and analyzing of company data throughout the company.
Products & Services:

Edward's Lifesciences	EW
Corporation	EW manufactures heart valve products to repair or replace a patient's malfunctioning heart valve.
Products & Services:

Fiserv, Inc.	FISV
Products & Services:	FISV provides risk and compliance support, processing services and payment solutions to financial, healthcare, and insurance companies.

Home Depot, Inc.	HD
Products & Services:	HD is a home improvement retailer that sells home, garden, and lawn products to homeowners and professional contractors.

Intercontinental	ICE
Exchange, Inc.

ICE is an operator of regulated marketplaces for listing, trading, and clearing trades across many assets classes such as bonds, equities, energy and agricultural commodities. Owns the New York Stock Exchange.

Products & Services:

LKQ Corporation	LKQ
Products & Services:	LKQ distributes auto accessories, auto parts, auto glass, and collision auto body products to auto repair shops, collision repair shops, and consumers.

NORTHQUEST CAPITAL FUND, INC.

2017 Business Information about the Fund's Investments (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

These comments are not recommendations to buy or sell these common stocks.

Company	Stock Symbol

MasterCard, Inc.	MA
Products & Services:	MA operates a payment processing network connecting consumers, financial institutions, merchants, governments and businesses in more than 210 countries and territories.

Microchip Technology, Inc.	MCHP
Products & Services:	MCHP is a provider of microcontroller and analog semiconductors used in medical instruments, home appliances, consumer electronics, and many other applications.

Middleby Corporation	MIDD
Products & Services:	MIDD designs, manufactures, sells, and services foodservice equipment in restaurants, residential kitchens and commercial baking facilities.

McCormick & Co., Inc.	MKC
Products & Services:	MKC manufactures, markets and distributes spices, seasoning mixes, condiments, and other flavorful products to the entire food industry.

Nike, Inc.	NKE
Products & Services:	NKE designs, manufactures, markets, and sells athletic footwear and apparel in NorthAmerica, Europe, Asia and Emerging Markets.

Rollins, Inc.	ROL
Products & Services:

ROL provides pest and termite control services to residential and commercial customers in North America, Europe, Australia, Caribbean, Middle East, Asia, the Mediterranean, Africa, and Mexico. Its subsidiaries include Orkin LLC, Western Pest Services, and Critter Control.

S&P Global Inc.	SPGI
Products & Services:	SPGI provides credit ratings, research, and data to capital and commodity markets worldwide.

Starbucks Corp.	SBUX
Products & Services:	SBUX is a roaster, marketer, and retailer of specialty coffee, tea, bakery goods and sandwiches.

NORTHQUEST CAPITAL FUND, INC.

2017 Business Information about the Fund's Investments (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

These comments are not recommendations to buy or sell these common stocks.

Company	Stock Symbol

Stryker Corporation	SYK
Products & Services:	SYK manufactures: surgical power instruments and equipment; and hospital beds; and foot, ankle, hip, and knee reconstruction products; and spinal implants.

Union Pacific Corp.	UNP
Products & Services:	UNP provides railroad transportation for over 32,100 miles connecting 23 states in the western two-thirds of the USA; and connects to the Canadian railroad systems; and serves six Mexico gateways.

United Technologies	UTX
Corporation

UTX is a diversified company that provides high-technology products and services worldwide in the aerospace and building industries. Products include: Otis elevators; and UTC climate, controls and security systems; and Pratt & Whitney aircraft engines.

Products & Services:

Westinghouse Air	WAB
Brake Technologies

WAB provides railroad technology products and equipment for freight rail and passenger transit in the U.S. and abroad. It also provides maintenance and services for locomotives and passenger transit vehicles.

Corporation
Products & Services:

NORTHQUEST CAPITAL FUND, INC.

TOP TEN HOLDINGS as a Percentage of the Fund's Net Assets

DECEMBER 31, 2017 (UNAUDITED)

1.	Fiserv, Inc.	11.95%
2.	Stryker Corp.	9.27%
3.	Union Pacific Corp.	5.76%
4.	Middleby Corp.	5.62%
5.	Apple, Inc.	5.29%
6.	LKQ Corp.	5.19%
7.	Microchip Technology, Inc.	5.03%
8.	Home Depot, Inc.	4.93%
9.	S&P Global, Inc.	4.85%
10.	McCormick & Co., Inc.	4.51%
		62.40%

NORTHQUEST CAPITAL FUND, INC.

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
18.21%
Consumer Cyclical
17.45%
Consumer Defensive
4.55%
Financial Services
13.34%
Healthcare
11.42%
Industrials
35.03%

Sectors are categorized using Morningstar® classifications.

NORTHQUEST CAPITAL FUND, INC.

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

 Cumulative Performance Comparison of $10,000 Investment

Since December 31, 2007*

Average Annual Total Returns
For the Periods Ended December 31, 2017

	1 Year	3 Year	5 Year	10 Year	Value
NorthQuest Capital Fund	22.73%	8.48%	11.63%	4.69%	$15,817
S&P 500 Index with dividends reinvested	21.83%	11.41%	15.79%	8.50%	$22,603

* The line graph above assumes an initial $10,000 investment in the NorthQuest Capital Fund on 12/31/07 and the value of the account on 12/31/17, compared to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares		Value

COMMON STOCKS - 99.13%

Aircraft Engines & Engine Parts - 3.98%
1,200	United Technologies Corp.	$ 153,084

Electric Lighting & Wiring Equipment - 3.66%
800	Acuity Brands, Inc.	140,800

Electronic Computers - 5.29%
1,200	Apple, Inc.	203,076

Finance Services - 4.33%
1,100	MasterCard, Inc. Class A	166,496

Miscellaneous Food Preparation & Kindred Products - 4.51%
1,700	McCormick & Co., Inc.	173,247

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.05%
700	Edwards Lifesciences Corp. *	78,897

Railroad Equipment - 3.18%
1,500	Westinghouse Air Brake Technologies Corp.	122,145

Railroads, Line-Haul Operating - 5.76%
1,650	Union Pacific Corp.	221,265

Refrigeration & Service Industry Machinery - 5.62%
1,600	Middleby Corp. *	215,920

Retail-Eating & Drinking Place - 3.44%
2,300	Starbucks Corp.	132,089

Retail-Lumber & Other Building Materials Dealers - 4.93%
1,000	Home Depot, Inc.	189,530

Rubber & Plastics Footwear - 3.74%
2,300	NIKE, Inc. Class B	143,865

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.04%
2,200	Intercontinental Exchange, Inc.	155,232

Semiconductors & Related Devices - 5.03%
2,200	Microchip Technology, Inc.	193,336

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares		Value

Services-Computer Processing & Data Preparations - 11.95%
3,500	Fiserv, Inc. *	$ 458,955

Services-Computer Programming Services - 4.07%
2,200	Cognizant Technology Solutions Corp.	156,244

Services-Consumer Credit Reporting, Collection Agencies - 4.85%
1,100	S&P Global, Inc.	186,340

Services-To Dwellings & Other Buildings - 4.24%
3,500	Rollins, Inc.	162,855

Surgical & Medical Instruments - 9.27%
2,300	Stryker Corp.	356,132

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 5.19%
4,900	LKQ Corp. *	199,283

TOTAL COMMON STOCKS (Cost $2,358,439) - 99.13%		3,808,791

TOTAL INVESTMENTS (Cost $2,358,439) - 99.13%		3,808,791

OTHER ASSETS LESS LIABILITIES, NET - 0.87%		33,576

NET ASSETS - 100.00%		$ 3,842,367

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

Assets:
Investments in Securities, at Value (Cost $2,358,439)	$ 3,808,791
Cash	34,614
Receivables:
Dividends and Interest	2,427
Prepaid Expenses	1,230
Total Assets	3,847,062
Liabilities:
Due to Advisor	3,599
Accrued Expenses	1,096
Total Liabilities	4,695

Net Assets	$ 3,842,367

Net Assets Consist of:
Common Stock, at $0.001 par value	$ 235
Paid In Capital	2,391,780
Unrealized Appreciation in Value of Investments	1,450,352
Net Assets, for 234,510 Shares Outstanding	$ 3,842,367

Net Asset Value Per Share	$ 16.38

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

Investment Income:
Dividends	$ 41,918
Interest	636
Total Investment Income	42,554

Expenses:
Advisory fees	35,418
Transfer Agent fees	6,900
Audit fees	9,400
Custody	3,721
Insurance fees	342
Registration	2,663
Postage & printing	594
State & local taxes	1,000
Telephone	923
NASDAQ fees	591
Other expenses	332
Total Expenses	61,884

Net Investment Loss	(19,330)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	267,764
Net Change in Unrealized Appreciation on Investments	471,594
Realized and Unrealized Gain on Investments	739,358

Net Increase in Net Assets Resulting from Operations	$ 720,028

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (19,330)	$ (17,714)
Net Realized Gain on Investments	267,764	313,737
Unrealized Appreciation on Investments	471,594	26,845
Net Increase in Net Assets Resulting from Operations	720,028	322,868

Distributions to Shareholders from:
Realized Gains	(267,762)	(313,680)
Net Change in Net Assets from Distributions	(267,762)	(313,680)

Capital Share Transactions	229,823	231,814

Total Increase in Net Assets	682,089	241,002

Net Assets:
Beginning of Year	3,160,278	2,919,276

End of Year (Including Undistributed Net Investment Income (Loss) of $0 and $0, respectively)
	$3,842,367	$3,160,278

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 14.34	$ 14.31	$ 15.81	$ 14.73	$ 11.71

Income From Investment Operations:
Net Investment Loss *	(0.09)	(0.09)	(0.08)	(0.06)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.36	1.70	(0.93)	1.23	3.05
Total from Investment Operations	3.27	1.61	(1.01)	1.17	3.02

Distributions from Realized Capital Gains	(1.23)	(1.58)	(0.49)	(0.09)	-

Net Asset Value, at End of Year	$ 16.38	$ 14.34	$ 14.31	$ 15.81	$ 14.73

Total Return **	22.73%	11.18%	(6.44)%	7.94%	25.79%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,842	$ 3,160	$ 2,919	$ 3,192	$ 2,932
Ratio of Expenses to Average Net Assets
Before Reimbursement	1.75%	1.90%	1.87%	1.81%	1.79%
After Reimbursement	1.75%	1.79%	1.79%	1.79%	1.79%
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(0.55)%	(0.69)%	(0.59)%	(0.42)%	(0.25)%
After Reimbursement	(0.55)%	(0.58)%	(0.51)%	(0.40)%	(0.25)%
Portfolio Turnover	21.78%	30.61%	18.46%	12.88%	0.00%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (the “Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016) or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and New Jersey State, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, annually.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Reclassifications: In accordance with GAAP, as of December 31, 2017, the Fund recorded a permanent book/tax difference of $19,330 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors have adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2017:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 3,808,791	$ -	$ -	$ 3,808,791
	$ 3,808,791	$ -	$ -	$ 3,808,791

* Industry classifications for these categories are detailed in the Schedule of Investments.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

The Fund did not hold any Level 3 assets during the year ended December 31, 2017. The Fund did not hold any derivative instruments at any time during the year ended December 31, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee earned by the Advisor for the year ended December 31, 2017 was $35,418. The Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until August 10, 2018. The Fund owed the Advisor $3,599 at December 31, 2017 for advisory fees. There was no reimbursement for the year ended December 31, 2017.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

4.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2017, there were 500,000,000 shares of $0.001 par value capital stock authorized. Total capital stock and paid-in capital as of December 31, 2017 amounted to $2,392,015. Transactions in capital for the years ended December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	8,733	$ 142,841	13,690	$ 211,482
Shares reinvested	16,249	267,626	21,741	313,505
Shares redeemed	(10,929)	(180,644)	(18,972)	(293,173)
Net increase	14,053	$ 229,823	16,459	$ 231,814

5.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2017, purchases and sales of investment securities other than short-term investments aggregated $749,729 and $793,160, respectively.

6.  TAX MATTERS

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP.

The tax character of distributions paid for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016
Long-term capital gain	$267,762	$313,680

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2017, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$1,450,352
Undistributed Realized Long-Term Gains	-
Undistributed Ordinary Income	-
Total Distributable Earnings, Net	$1,450,352

As of December 31, 2017, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments	$ 1,453,750
Gross tax depreciation of investments	$ (3,398)
Net tax appreciation of investments	$ 1,450,352

Federal tax cost of investments	$ 2,358,439

7.  CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2017, the Portfolio manager and immediate family members, in aggregate, owned approximately 36% of the shares of the Fund.

8.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties.  The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  The Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

NorthQuest Capital Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the NorthQuest Capital Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two- year period then ended and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the NorthQuest Capital Fund, Inc. as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2017, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and highlight. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2002

Abington, Pennsylvania

February 23, 2018

NORTHQUEST CAPITAL FUND, INC.

EXPENSE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the NorthQuest Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, July 1, 2017 through December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,090.46	$9.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.59	$8.69

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION

DECEMBER 31, 2017 (UNAUDITED)

BOARD DISCUSSION ON RENEWING FUND’S ADVISORY CONTRACT

The Board renewed the advisory contract with Emerald Research Corporation (the “ERC”) on August 9, 2017 (effective August 10, 2017 to August 10, 2018) for the following reasons:

Nature and Quality of Services

The Directors reviewed the nature, extent and quality of the services provided by ERC to the Fund. They considered the Investment Adviser’s responsibilities in the maintaining and updating its common stock securities research; and overseeing the Fund’s transfer agent daily reports and calculations; and to adhering to its Code of Ethics and compliance policies. Based on this review, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by the Investment Adviser under the advisory contract.

Investment Performance

The Board reviewed the Fund’s performance. They noted that as of 07/31/2017 the Fund was up 13.53% while the S&P500 Total Return Index was up 11.59%.  The Directors compared the NorthQuest with other funds by investment category, assets under management, and performance according to Morningstar. The Board concluded that the Fund’s overall performance was satisfactory.

Fees

The Directors examined the advisory fee paid to the Investment Advisor according to the advisory agreement. They compared the advisory fee with advisory fees paid by other funds in different investment categories classified by Morningstar. Based on these findings the Board determined that the advisory fees paid under the advisory contract were reasonable when compared to fees charged by other Investment Advisers providing similar services to other Funds.

Profitability and Other Benefits to the Investment Adviser

The Board next reviewed ERC’s financials, which are examined each quarter. The Board also discussed the required effort and time that ERC must maintain to keep the Fund’s operations efficient. Based on this examination, the Directors concluded that ERC’s profitability would not prevent the Board from approving the Advisory Agreement.

Economies of Scale

The Board considered information regarding the economies of scale and Fund expenses. The Directors took into account the size of the Fund’s assets and services rendered by the Investment Advisor. Additionally, the Investment Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until August 10, 2018. The Directors decided that no adjustment to the existing advisory fee was necessary.

Conclusion

On the basis of this examination, the Fund’s Board of Directors, including a majority of independent Directors, approved the renewal of the advisory contract.

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-239-9136, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-239-9136.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free 1-800-239-9136 to request a copy of the SAI or to make shareholder inquiries.

NORTHQUEST CAPITAL FUND, INC.

DIRECTORS & OFFICERS

DECEMBER 31, 2017 (UNAUDITED)

The Fund’s Board of Directors has the ultimate responsibility of operating the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-239-9136.

INDEPENDENT DIRECTORS

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Charles G. Camarata Age 73	Director	1 year term; 6 years	Private Investor	None
William S. Foote, Jr. Age 73	Director	1 year term; 3 years	Private Investor	None
George Sikora Age 71	Director	1 year term; 2 year	Private Investor	None

INTERESTED DIRECTOR & OFFICER

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Peter J. Lencki Age 63	Chairman President/ Treasurer Chief Compliance Officer	1 year term; 16 years	Portfolio Manager NorthQuest Capital Fund	None
Mary E. Lencki * Age 60	Secretary	1 year term; 16 years	Nurse Brighton Gardens Assisted Living	None

* Directors of the Fund are considered "Interested persons", as define in the Investment Company Act of 1940, because these individuals are affiliated with the Investment Adviser. Mary and Peter Lencki have a "family relationship".

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

No compensation was paid to either the independent or interested directors during the year ended December 31, 2017.

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Board of Directors

Charles G. Camarata

William S. Foote, Jr.

Peter J. Lencki

George Sikora

Investment Adviser

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item 2.  Code of Ethics.

(a)  Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s Principle Executive Officer, Principle Financial Officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

            (b)   Reserved

(c)  During the period covered by the report, no amendments were made to the provisions of the Code.

(d)  During the period covered by the report, the Registrant did not grant any waivers,  including implicit waivers, from the provisions of the Code of Ethics.

            (e)    Reserved

(f)   A copy of the Registrant’s Code of Ethics is filed as an exhibit. Copies of the Code of Ethics will also be made available free of charge upon request, by writing or calling the NorthQuest Capital Fund, 16 Rimwood Lane, Colts Neck, NJ 07722, 1-800-239-9136 or 732-842-3465.

Item 3.  Audit Committee Financial Expert.

The registrant has no audit committee expert. The registrant’s officers and board of directors oversee and review all registrant reports. The registrant’s Board of Directors believes that the aggregate financial expertise of all registrant officers and directors; and the audit of annual results by an independent accounting firm provide adequate supervision for the registrant’s level of financial complexity.

Item 4.  Principal Accountant Fees and Services

(a) (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s independent auditor were as follows:

                                                December 31, 2017                 December 31, 2016

Audit                                                $8,400                                      $8,400

Audit-Related Fees                          $0                                             $0

Tax Fees                                           $1,000                                      $1,000

Other Fees                                        $0                                             $0

Audit fees include amounts related to the annual audit of the registrant’s financial statements and services normally provided by the auditor in connection with statutory and

Regulatory filings. Tax fees include amounts related to tax compliance and advice.

(e) (1) The directors have not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(e) (2) None.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant’s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $1,000 and $1,000, respectively.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants. Not Applicable.

Item 6.  Schedule of Investments - Included in Item1, report to shareholders, of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

              Management Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company

              and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)

(1) EX-99.Code Eth. filed herewith.

(a)

(2) EX99Q4.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSR.

(b)

EY99Q4.CER

A separate certification of the principal executive and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date: February 27, 2018